Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis

The following table presents as of March 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of March 31, 2023
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$3,620	$3,620
Option liability	$-	$-	$1,309	$1,309
Total Liabilities	$-	$-	$4,929	$4,929

The following table presents as of December 31, 2022 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,417	$1,417
Total Liabilities	$-	$-	$3,252	$3,252

Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value

The following table presents additional information about the financial liabilities subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,835
Issuance of debt	1,459
Change in fair value	280
Foreign currency exchange impact	46
Balance as of March 31, 2023	$3,620

Schedule of Fair Value Significant Unobservable Inputs

	Assumption
Unobservable input - Change of control	2023	2022
Probabilities of conversion provisions	10 - 90%	10 - 90%
Estimated timing of conversion	0.33 - 1.59 years	0.25 - 1.41 years
Time period to maturity	1.41 years	1.41 years
Risk-adjusted discount rate	6.3%	6.1%

Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value

The following table presents additional information about the option liability subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$1,417
Option issued	-
Change in fair value	(136)
Foreign currency exchange impact	28
Balance, end of period	$1,309

Conduit Pharmaceuticals Limited [Member]
Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis

The following tables present as of December 31, 2022 and 2021 respectively, the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,404	$1,404
Total Liabilities	$-	$-	$3,239	$3,239

	Fair Value Measurements as of December 31, 2021
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$749	$749
Total Liabilities	$-	$-	$749	$749

Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$749
Notes issued	908
Change in fair value	264
Foreign currency exchange impact	(86)
Balance, end of period	$1,835

Schedule of Fair Value Significant Unobservable Inputs

	Assumption
Unobservable input - Change of control	2022	2021
Probabilities of conversion provisions	10 - 90%	5 - 67.5%
Estimated timing of conversion	0.25 - 1.41 years	0.75 - 2.41 years
Time period to maturity	1.41 years	2.41 years
Risk-adjusted discount rate	6.1%	2.9%

Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value

The following table presents additional information about the option liability subject to measurement at fair value on recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$-
Option issued	1,404
Change in fair value	-
Foreign currency exchange impact	-
Balance, end of period	$1,404

Schedule of Fair Value of the Covid Asset Option

The following table presents the inputs to the Black-Scholes model as of December 31, 2022 to determine the fair value of the Covid Asset option (in thousands where applicable):

Black-Scholes Inputs	Assumption
Underlying asset price	$2,812
Strike Price	$3,960
Volatility	90%
Risk-free rate	4.68%
Dividend yield	0%
Option term	.71 years